Cover	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Registrant Name	AMERIGUARD SECURITY SERVICES, INC.
Entity Central Index Key	0001514443
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5470 W. Spruce Avenue
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Fresno
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	8950
City Area Code	(559)
Local Phone Number	271-5984
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	50 West Liberty Street Suite 880
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	8950
City Area Code	(775)
Local Phone Number	322-0626
Contact Personnel Name	NEVADA AGENCY AND TRANSFER COMPANY